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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/06

              Check here if Amendment: |_|; Amendment Number: ____

             This Amendment (Check only one): |_| is a restatement.
                         |_| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                        Name: Matador Capital Management

                         Address: 200 First Avenue North
                                    Suite 201
                          St. Petersburg, FL 33701-3335

                                CIK # 0001054608

                     FORM 13F FILE NUMBER: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Befumo
Title: Client Service Representative Phone: 212-713-9187

Signature, Place, and Date of Signing:
Robert Befumo                         New York, NY           1/29/07
                                      ------------           --------

[Signature]                           [City, State]           [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                              Name

28-___________________________                     _____________________________
[Repeat as necessary.]




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number                  Name

[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE
USD
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
                                                                                            ITEM 6
                                                                                        INVEST. DISC.      ITEM 7       ITEM 8
                                                                           ITEM 5                  SHARED          VOTING AUTHORITY
          ITEM 1               ITEM 2        ITEM 3        ITEM 4         SHARES OR    SOLE SHARED  OTHER  OTHER   SOLE  SHARED NONE
      NAME OF ISSUER       TITLE OF CLASS CUSIP NUMBER FAIR MKT VALUE PRINCIPAL AMOUNT  (A)   (B)    (C)  MANAGERS (A)    (B)   (C)
-------------------------- -------------- ------------ -------------- ---------------- ---- ------ ------ -------- ---- ------- ----
COVANTA HOLDING CORPORATIO     COMMON      2.23E+106      2204000          100000         N    X                   EVER  100000 0
IMMUNICON CORP                 OTC EQ      45260A107        83000           25000         N    X                   EVER   25000 0
KODIAK OIL & GAS CORP          COMMON      50015Q100       784500          200000         N    X                   EVER  200000 0
NTN COMMUNICATIONS INC NEW     COMMON      629410309      3493500         2550000         N    X                   EVER 2550000 0
REPUBLIC SERVICES INC          COMMON      760759100      1626800           40000         N    X                   EVER   40000 0
SIX FLAGS INC                  COMMON      83001P109       786000          150000         N    X                   EVER  150000 0
WILLIAMS COMPANIES INC         COMMON      969457100      3003800          115000         N    X                   EVER  115000 0
WASTE MANAGEMENT INC NEW       COMMON      94106L109       919250           25000         N    X                   EVER   25000 0
WILLIAMS PARTNERS L P          COMMON      96950F104       967500           25000         N    X                   EVER   25000 0
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